                         Oppenheimer REAL ESTATE FUND
                   Supplement dated August 26, 2003 to the
          Statement of Additional Information dated August 25, 2003

      The Statement of Additional Information is changed as follows:

1.    The  Statement  of  Additional  Information  is revised by deleting  the biography  of Scott C. Westphal in the Officers of the Fund table on page
   27.

August 26, 2003                                             PX0590.005